OTHER NOTES TO THE ACCOUNTS - Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Executive officers (including Non-Executive Directors)
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 17	$ 16	$ 12
Share-based payments expense	10	7	5
Pension and post-employment benefit entitlements	2	1	2
Total remunerations	29	24	19
Trading transactions - not been disclosed elsewhere in the financial statements
Disclosure of transactions between related parties [line items]
Transaction amount	$ 0	$ 0	$ 0